UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3940

STRATEGIC FUNDS, INC. (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	07/31/08

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-Q reporting requirements. Separate N-Q forms will be filed for these series, as appropriate.

Systematic International Equity Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Systematic International Equity Fund
July 31, 2008 (Unaudited)

Common Stocks--99.4%	Shares	Value ($)

Australia--6.3%
BHP Billiton	400	14,940
BlueScope Steel	5,967	64,746
Boart Longyear Group	20,672	39,456
Computershare	5,489	44,811
Dexus Property Group	30,662	40,213
Fortescue Metals Group	5,713 a	46,067
GPT Group	11,033	15,500
ING Industrial Fund	19,800	25,447
Lion Nathan	6,506	53,853
Mount Gibson Iron	15,786 a	38,669
Pacific Brands	19,778	35,714
Rio Tinto	650	75,053
SP Ausnet	37,300	39,926
Tabcorp Holdings	4,700	37,988
Wesfarmers	1,650	52,926
		625,309
Austria--2.9%
Flughafen Wien	439	37,375
IMMOEAST	5,024 a	36,127
IMMOFINANZ	2,000	18,157
OMV	850	58,868
Telekom Austria	2,100	43,370
Verbund-Oesterreichische Elektrizitaetswirtschafts, Cl. A	600	47,844
Voestalpine	692	45,713
		287,454
Belgium--1.0%
Bekaert	250	38,154
KBC Groep	135	13,806
Mobistar	550	45,598
		97,558
Denmark--1.2%
Novo Nordisk, Cl. B	1,200	76,646
Sydbank	1,200	45,787
		122,433
Finland--2.4%
Konecranes	1,635	65,620
Nokia	1,735	47,767
Nokian Renkaat	1,135	49,359
Sampo, Cl. A	1,900	48,071
Tietoenator	1,540	31,468
		242,285
France--8.5%
ADP	430	37,467
Air Liquide	480	63,095
AXA	2,400	71,073
BNP Paribas	275	27,367
Casino Guichard Perrachon	407	40,821
Christian Dior	430	46,549
CNP Assurances	409	45,775
Fonciere des Regions	317	39,958
Hermes International	370	59,151
Klepierre	850	34,671
Lafarge	375	51,358
Maurel et Prom	1,706	39,544
Sanofi-Aventis	284	19,966

Societe Des Autoroutes Paris-Rhin-Rhone	300	25,737
Total	1,352	104,180
Ubisoft Entertainment	450 a	44,566
Vallourec	180	53,953
Wendel	340	37,978
		843,209
Germany--10.0%
Allianz	601	102,484
AMB Generali Holding	170	31,115
BASF	1,624	103,075
Daimler	1,402	81,637
Deutsche Boerse	510	58,479
E.ON	737	140,769
Fresenius Medical Care & Co.	1,050	58,029
Hannover Rueckversicherung	970	46,360
K+S	444	55,122
MAN	402	40,571
Merck	400	48,430
Muenchener Rueckversicherungs	425	70,801
RWE	87	10,444
Salzgitter	280	46,148
Siemens	381	46,807
ThyssenKrupp	720	40,330
United Internet	536	10,359
		990,960
Greece--.5%
OPAP	1,400	50,227
Hong Kong--3.6%
Cheung Kong Holdings	4,000	56,242
CLP Holdings	7,000	57,424
Esprit Holdings	3,900	41,684
Hang Lung Group	9,000	40,183
Hutchison Telecommunications International	13,000 a	17,045
Hutchison Whampoa	5,000	46,932
Pacific Basin Shipping	22,000	30,882
Wheelock & Co.	15,000	40,802
Yue Yuen Industrial Holdings	11,500	29,729
		360,923
Ireland--.3%
Independent News & Media	11,400	27,385
Italy--1.8%
Assicurazioni Generali	2,100	73,047
Atlantia	1,400	37,998
ENI	872	29,516
Fondiaria-SAI	1,070	35,684
Intesa Sanpaolo	800	4,511
		180,756
Japan--19.8%
Bank of Kyoto	4,000	41,585
Bank of Yokohama	8,000	51,290
Canon	1,730	79,054
Central Japan Railway	5	50,802
Chiba Bank	6,000	40,030
Daiwa Securities Group	5,000	43,191
eAccess	62	32,092
Electric Power Development	1,400	54,067
Hiroshima Bank	5,000	20,480
Hitachi High-Technologies	600	11,676
Hitachi Metals	2,000	32,896
Hokuhoku Financial Group	17,000	43,603
Itochu	3,000	29,425

JGC	1,000	20,306
Joyo Bank	7,000	32,800
KDDI	5	28,655
KK daVinci Holdings	45 a	17,541
Matsushita Electric Industrial	4,000	84,740
Mitsubishi	2,800	81,194
Mitsubishi UFJ Financial Group	12,000	105,736
Mitsui & Co.	4,000	83,071
Mitsui OSK Lines	5,000	64,431
Mitsui Sumitomo Insurance Group Holdings	1,000	32,940
Nippon Mining Holdings	1,000	6,037
Nippon Sheet Glass	2,000	8,149
Nippon Yusen	7,000	59,477
Nishi-Nippon City Bank	14,000	40,372
Nisshin Steel	10,000	30,915
Nisshinbo Industries	4,000	48,200
NSK	5,000	41,273
Oriental Land	800	50,047
ORIX	310	46,920
Rakuten	100	50,200
Resona Holdings	34	48,655
Sankyo	800	48,269
Shimachu	1,500	36,548
Shinsei Bank	13,000	44,722
Shizuoka Bank	4,000	42,811
Sompo Japan Insurance	5,000	49,522
Tokio Marine Holdings	1,400	52,249
Tosoh	9,000	38,695
Toyota Motor	3,200	137,503
Yamaha	400	8,224
		1,970,393
Luxembourg--1.6%
ArcelorMittal	1,300	116,031
Oriflame Cosmetics	650	42,302
		158,333
Netherlands--2.6%
Corio	530	40,997
Heineken	211	9,851
ING Groep	2,916	95,541
Koninklijke DSM	915	55,763
TNT	1,500	52,785
		254,937
New Zealand--.2%
Vector	10,800	17,237
Norway--2.1%
Norsk Hydro	3,500	44,402
StatoilHydro	2,250	74,128
Tandberg	1,700	30,127
Yara International	900	64,993
		213,650
Singapore--1.7%
Ascendas Real Estate Investment Trust	26,000	43,557
CapitaLand	11,000	45,583
Haw Par	3,000	14,409
Jardine Cycle & Carriage	2,000	25,415
Singapore Petroleum	9,000	41,883
		170,847
Spain--2.7%
Banco Santander	3,057	59,510
Enagas	1,600	41,479
Iberdrola Renovables	6,568	43,644

Mapfre	5,439	27,234
Red Electrica de Espana	750	45,333
Telefonica	2,063	53,836
		271,036
Sweden--1.0%
Kungsleden	3,200	22,570
Scania, Cl. B	2,300	36,281
Swedish Match	2,200	43,879
		102,730
Switzerland--4.0%
Baloise Holding	397	37,505
Logitech International	900 a	24,060
Nestle	2,000	87,989
Novartis	1,200	71,549
Roche Holding	300	55,652
Schindler Holding	600	41,217
Zurich Financial Services	300	79,411
		397,383
United Kingdom--25.2%
3i Group	3,000	53,637
Aggreko	4,000	56,373
Amlin	8,365	42,447
Anglo American	1,764	102,134
Aviva	5,700	57,000
BG Group	4,630	105,173
BHP Billiton	3,300	110,741
BP	12,308	127,227
British American Tobacco	2,400	86,961
British Land	3,435	47,831
Compass Group	7,600	55,136
Daily Mail & General Trust, Cl. A	3,100	19,556
Dana Petroleum	1,200 a	34,276
De La Rue	2,569	42,927
Drax Group	2,739	39,388
Enterprise Inns	5,950	36,561
GlaxoSmithKline	6,739	157,087
Greene King	4,777	49,001
HSBC Holdings	7,421	123,414
Imperial Tobacco Group	2,000	74,926
Intercontinental Hotels Group	3,339	44,079
Intertek Group	2,150	43,170
Kazakhmys	1,656	49,204
Legal & General Group	23,000	44,587
National Grid	3,400	45,019
Next	1,301	24,615
Northumbrian Water Group	6,000	36,749
Premier Oil	1,330 a	34,298
Prudential	4,950	53,572
Royal Dutch Shell, Cl. A	1,965	70,070
Royal Dutch Shell, Cl. B	3,259	115,115
RSA Insurance Group	19,700	51,505
SABMiller	2,600	54,061
United Business Media	4,218	47,322
Vedanta Resources	1,100	44,000
Venture Production	2,400	35,203
Vodafone Group	31,000	83,599
VT Group	3,350	42,298
Whitbread	2,068	45,582
WPP Group	2,500	23,972
Xstrata	1,310	94,673
		2,504,489

Total Common Stocks
(cost $10,358,650)		9,889,534

	Principal
Short-Term Investments--.1%	Amount ($)	Value ($)

U.S. Treasury Bills;
2.18%, 12/26/08
(cost $9,911)	10,000 [b]	9,927

Total Investments (cost $10,368,561)	99.5%	9,899,461
Cash and Receivables (Net)	.5%	47,225
Net Assets	100.0%	9,946,686

a	Non-income producing security.

b	All or partially held by a broker as collateral for open financial futures positions.

At July 31, 2008, the aggregate cost of investment securities for income tax purposes was $10,368,561.

Net unrealized depreciation on investments was $469,100 of which $520,292 related to appreciated investment securities and $989,392 related to depreciated investment securities.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
July 31, 2008 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 7/31/2008 ($)

Financial Futures Long
Euro FX	1	194,462	September 2008	2,310
Japanese Yen	1	116,150	September 2008	(992)
Swiss Franc	3	357,975	September 2008	(2,737)
Financial Futures Short
British Pound	3	(370,556)	September 2008	(5,016)
				(6,435)

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

STRATEGIC FUNDS, INC.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)